Summary of the main accounting policies: (Tables)	12 Months Ended
Dec. 31, 2017
Significant accounting policies [Abstract]
Company consolidated subsidiaries [text block]
The Company's consolidated subsidiaries in which it holds shares at December 31, 2016 and 2017 are as follows:

	Shareholding
	percentage (%)	Main activity

Aeropuerto de Cancún, S. A. de C. V. (*)(**)	100.00%	Airport services
Aeropuerto de Cozumel, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Mérida, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Huatulco, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Oaxaca, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Veracruz, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Villahermosa, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Tapachula, S. A. de C. V.	100.00%	Airport services
Aeropuerto de Minatitlán, S. A. de C. V.	100.00%	Airport services
Cancún Airport Services, S. A. de C. V. (***)	100.00%	Airport services
RH Asur, S. A. de C. V.	100.00%	Administrative services
Servicios Aeroportuarios del Sureste, S. A. de C. V.	100.00%	Administrative services
Asur FBO, S. A. de C. V. (***)	100.00%	Administrative services
Caribbean Logistics, S. A. de C. V. (***)	100.00%	Cargo services
Cargo RF, S. A. de C. V. (***)	100.00%	Cargo services
Sociedad Operadora de Aeropuertos Centro Norte, S. A. (***)	92.42%	Airport services
Aerostar Airport Holdings, LLC (***)	60.00%	Airport services

(*)
Cancún held a 50% stake in Aerostar until May 26, 2017, which was accounted as a joint venture. See Note 9. As of May 26, 2017, the Cancún Airport acquired an additional 10% equity interest in Aerostar. As a result of this acquisition, the Company has a 60% shareholding and now controls Aerostar, therefore Aerostar is consolidated in the Company’s financial statements.

(**)
Aeropuerto de Cancún, S. A. de C. V. acquired on October 19, 2017 a 92.42% equity interest in Sociedad Operadora de Aeropuertos Centro Norte, S. A. (Airplan), Company that holds the concession for the administration, operation, commercial exploitation, adaptation, modernization and maintenance of the Enrique Olaya Herrera in Medellín, José María Córdoba in Rionegro, El Caraño in Quibdó, Los Garzones in Montería, Antonio Roldán Betancourt in Carepa and Las Brujas in Corozal airports, and from that date Airplan’s results have been incorporated line-by-line in the Company’s and Cancún Aiport’s financial statements.

(***)	These subsidiaries sub-consolidate at the Cancún Airport.

Description of detailed information about useful life of assets [Text Block]
The useful lives at the acquisition date of the furniture and equipment are as shown below:

	2016	2017

Furniture equipment	10%	10 to 20%
Machinery	10%	10 to 20%
Computer equipment	33%	33 to 20%
Transportation equipment	25%	20 to 25%
Improvements to leased premises		10%

Shedule of estimated useful lives [Text Block]	The estimated useful lives at December 31, 2017 are as follows:
Licenses	31 years
ODC	31 years
Commercial Rights of Aerostar	36 years

Commercial Rights of Airplan	15 years